Document and Entity Information	Apr. 28, 2022
Cover [Abstract]
Entity Registrant Name	DRIL-QUIP, INC.
Entity Central Index Key	0001042893
Trading Symbol	DRQ
Document Type	8-K
Document Period End Date	Apr. 28, 2022
Amendment Flag	false
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-13439
Entity Tax Identification Number	74-2162088
Entity Address, Address Line One	6401 N. Eldridge Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
City Area Code	713
Local Phone Number	939-7711
Entity Incorporation, State or Country Code	DE
Title of each class	Common Stock, $.01 par value per share
Security Exchange Name	NYSE